SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2018, 2017 and 2016:

	2018		2017		2016
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	369,500	12.20	279,000	13.03	125,000	12.56
Granted	83,000	14.67	113,000	14.30	279,000	14.38
Exercised	—	—	(7,500)	11.78	(125,000)	12.11
Forfeited	(35,000)	10.03	(15,000)	11.78	—	—
Options outstanding at end of year	417,500	11.43	369,500	12.20	279,000	13.03

Exercisable at end of year	111,500	10.03	85,500	11.43	—	—